PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Shares	Value
Long-Term Investments 99.7%
Common Stocks 99.4%
Aerospace & Defense 3.7%
General Dynamics Corp.	6,900	$1,921,581
General Electric Co.	13,700	3,368,967
Lockheed Martin Corp.	3,700	1,784,806
Northrop Grumman Corp.	2,300	1,114,971
Textron, Inc.	9,700	718,091
		8,908,416
Air Freight & Logistics 0.4%
FedEx Corp.	4,700	1,025,070
Automobile Components 0.7%
Aptiv PLC (United Kingdom)*	25,300	1,690,293
Automobiles 0.5%
General Motors Co.	23,196	1,150,754
Banks 5.0%
Bank of America Corp.	50,111	2,211,399
Bank OZK	29,800	1,321,034
Civista Bancshares, Inc.	5,100	115,005
Columbia Banking System, Inc.	21,100	493,318
JPMorgan Chase & Co.	23,764	6,273,696
Midland States Bancorp, Inc.	1,100	18,568
Popular, Inc. (Puerto Rico)	1,200	124,236
Third Coast Bancshares, Inc.*	3,600	110,376
U.S. Bancorp	2,009	87,572
Wells Fargo & Co.	14,632	1,094,181
Zions Bancorp NA	4,200	198,912
		12,048,297
Biotechnology 4.5%
AbbVie, Inc.	16,600	3,089,426
Alnylam Pharmaceuticals, Inc.*	3,600	1,096,416
Amgen, Inc.	3,800	1,095,084
Exelixis, Inc.*	40,300	1,734,512
Gilead Sciences, Inc.	26,200	2,884,096
Kiniksa Pharmaceuticals International PLC*	2,900	79,344
United Therapeutics Corp.*	2,300	733,355
		10,712,233

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Broadline Retail 0.1%
Dillard’s, Inc. (Class A Stock)	300	$118,806
eBay, Inc.	1,800	131,706
		250,512
Building Products 2.1%
Carrier Global Corp.	33,000	2,349,600
Johnson Controls International PLC	21,300	2,159,181
Trane Technologies PLC	1,200	516,324
		5,025,105
Capital Markets 3.1%
Bank of New York Mellon Corp. (The)	4,910	435,075
CME Group, Inc.	400	115,600
Goldman Sachs Group, Inc. (The)	4,790	2,876,155
Janus Henderson Group PLC	13,500	490,455
Morgan Stanley	20,862	2,670,962
Raymond James Financial, Inc.	5,300	778,994
State Street Corp.	618	59,501
		7,426,742
Chemicals 1.3%
CF Industries Holdings, Inc.	15,200	1,378,792
DuPont de Nemours, Inc.	19,100	1,275,880
Linde PLC	800	374,064
		3,028,736
Commercial Services & Supplies 0.4%
Cimpress PLC (Ireland)*	7,600	336,376
Deluxe Corp.	5,400	77,058
Steelcase, Inc. (Class A Stock)	50,800	523,748
		937,182
Communications Equipment 1.7%
Cisco Systems, Inc.	58,500	3,687,840
CommScope Holding Co., Inc.*	45,500	274,820
		3,962,660

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering 0.1%
Primoris Services Corp.	2,100	$151,431
Consumer Finance 0.3%
Bread Financial Holdings, Inc.	600	30,744
PROG Holdings, Inc.	2,700	77,841
Synchrony Financial	10,000	576,500
		685,085
Consumer Staples Distribution & Retail 2.2%
Albertson’s Cos., Inc. (Class A Stock)	15,500	344,565
Kroger Co. (The)	22,000	1,501,060
Target Corp.	11,500	1,081,115
Walmart, Inc.	23,156	2,285,960
		5,212,700
Containers & Packaging 0.0%
Ball Corp.	2,000	107,160
Diversified Consumer Services 0.9%
ADT, Inc.	165,200	1,374,464
H&R Block, Inc.	11,500	654,925
		2,029,389
Diversified Telecommunication Services 2.4%
AT&T, Inc.	121,803	3,386,124
Liberty Global Ltd. (Belgium) (Class A Stock)*	5,100	49,113
Verizon Communications, Inc.	52,016	2,286,623
		5,721,860
Electric Utilities 2.8%
American Electric Power Co., Inc.	3,700	382,913
Constellation Energy Corp.	1,700	520,455
Edison International	25,200	1,402,380
Exelon Corp.	50,341	2,205,943
NextEra Energy, Inc.	1,900	134,216
NRG Energy, Inc.	12,500	1,948,750
		6,594,657

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 2.0%
Eaton Corp. PLC	800	$256,160
Emerson Electric Co.	16,500	1,969,770
EnerSys	4,000	334,520
nVent Electric PLC	21,700	1,427,860
Rockwell Automation, Inc.	900	283,995
Sensata Technologies Holding PLC	20,400	531,624
		4,803,929
Electronic Equipment, Instruments & Components 1.2%
Coherent Corp.*	10,000	756,300
Corning, Inc.	13,500	669,465
ScanSource, Inc.*	13,400	541,092
Trimble, Inc.*	10,900	776,843
		2,743,700
Energy Equipment & Services 0.2%
Schlumberger NV	15,200	502,360
Entertainment 1.9%
Netflix, Inc.*	700	845,061
Playtika Holding Corp.	27,900	132,246
Walt Disney Co. (The)	30,800	3,481,632
		4,458,939
Financial Services 4.7%
Berkshire Hathaway, Inc. (Class B Stock)*	14,098	7,104,828
Euronet Worldwide, Inc.*	2,500	270,700
Global Payments, Inc.	800	60,488
MGIC Investment Corp.	69,600	1,840,920
PayPal Holdings, Inc.*	27,100	1,904,588
Voya Financial, Inc.	1,700	113,084
		11,294,608
Food Products 1.8%
Dole PLC	57,000	807,120
Mission Produce, Inc.*	15,000	167,700

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Pilgrim’s Pride Corp.	31,700	$1,558,372
Smithfield Foods, Inc.	72,700	1,699,726
		4,232,918
Gas Utilities 0.9%
MDU Resources Group, Inc.	13,600	233,784
Southwest Gas Holdings, Inc.	1,600	114,928
UGI Corp.	52,100	1,878,726
		2,227,438
Ground Transportation 0.2%
Uber Technologies, Inc.*	6,700	563,872
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	14,400	1,923,552
Edwards Lifesciences Corp.*	9,800	766,556
ResMed, Inc.	2,500	611,975
		3,302,083
Health Care Providers & Services 5.0%
Cardinal Health, Inc.	9,000	1,389,960
Centene Corp.*	17,000	959,480
Cigna Group (The)	7,100	2,248,144
CVS Health Corp.	20,200	1,293,608
HCA Healthcare, Inc.	3,700	1,411,143
McKesson Corp.	100	71,951
Tenet Healthcare Corp.*	10,900	1,839,593
UnitedHealth Group, Inc.	4,300	1,298,213
Universal Health Services, Inc. (Class B Stock)	7,000	1,332,450
		11,844,542
Hotels, Restaurants & Leisure 1.9%
Boyd Gaming Corp.	2,500	187,425
Carnival Corp.*	4,300	99,846
El Pollo Loco Holdings, Inc.*	57,500	603,750
McDonald’s Corp.	727	228,169

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd.	8,200	$2,107,154
Travel + Leisure Co.	27,900	1,355,103
		4,581,447
Household Products 0.6%
Kimberly-Clark Corp.	2,400	345,024
Procter & Gamble Co. (The)	6,972	1,184,473
		1,529,497
Independent Power & Renewable Electricity Producers 0.9%
AES Corp. (The)	46,900	473,221
Clearway Energy, Inc. (Class C Stock)	30,700	944,639
Vistra Corp.	5,000	802,850
		2,220,710
Industrial Conglomerates 0.5%
3M Co.	8,700	1,290,645
Insurance 6.3%
American International Group, Inc.	18,800	1,591,232
Arch Capital Group Ltd.	8,400	798,336
Axis Capital Holdings Ltd.	18,200	1,889,160
Chubb Ltd.	3,100	921,320
CNO Financial Group, Inc.	11,300	428,948
Fidelis Insurance Holdings Ltd. (United Kingdom)	40,300	704,444
Globe Life, Inc.	13,900	1,693,993
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	22,900	498,304
Hartford Insurance Group, Inc. (The)	14,300	1,856,712
Kemper Corp.	1,900	121,087
Lincoln National Corp.	34,500	1,143,330
Mercury General Corp.	1,300	83,824
Old Republic International Corp.	19,100	721,980
SiriusPoint Ltd. (Sweden)*	19,700	385,923
Travelers Cos., Inc. (The)	7,414	2,044,040
Universal Insurance Holdings, Inc.	2,600	70,564
		14,953,197

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 0.1%
Meta Platforms, Inc. (Class A Stock)	400	$258,996
IT Services 3.4%
Accenture PLC (Ireland) (Class A Stock)	4,700	1,489,054
Cognizant Technology Solutions Corp. (Class A Stock)	26,800	2,170,532
DXC Technology Co.*	43,600	662,720
International Business Machines Corp.	4,500	1,165,770
Twilio, Inc. (Class A Stock)*	12,100	1,424,170
VeriSign, Inc.	4,800	1,307,856
		8,220,102
Life Sciences Tools & Services 2.2%
Danaher Corp.	12,300	2,335,770
IQVIA Holdings, Inc.*	2,600	364,858
Mettler-Toledo International, Inc.*	700	808,864
Thermo Fisher Scientific, Inc.	1,300	523,666
Waters Corp.*	3,700	1,292,188
		5,325,346
Machinery 3.0%
Allison Transmission Holdings, Inc.	14,500	1,501,040
Caterpillar, Inc.	700	243,621
Cummins, Inc.	5,500	1,768,140
Dover Corp.	8,000	1,422,000
Oshkosh Corp.	13,100	1,299,389
Parker-Hannifin Corp.	1,300	864,110
Westinghouse Air Brake Technologies Corp.	700	141,624
		7,239,924
Marine Transportation 0.2%
Costamare Bulkers Holdings Ltd. (Monaco)*	10,740	100,526
Costamare, Inc. (Monaco)	53,700	460,209
		560,735
Media 2.9%
Charter Communications, Inc. (Class A Stock)*	4,700	1,862,469
Comcast Corp. (Class A Stock)	68,782	2,377,794
Fox Corp. (Class A Stock)	8,700	477,978

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Fox Corp. (Class B Stock)	19,300	$970,404
Gray Media, Inc.	25,800	102,426
Nexstar Media Group, Inc.	7,100	1,209,982
		7,001,053
Metals & Mining 1.0%
Newmont Corp.	39,100	2,061,352
SunCoke Energy, Inc.	37,700	306,878
		2,368,230
Mortgage Real Estate Investment Trusts (REITs) 0.6%
AG Mortgage Investment Trust, Inc.	42,400	295,104
Rithm Capital Corp.	97,550	1,087,682
		1,382,786
Multi-Utilities 1.1%
Avista Corp.	15,300	589,203
Consolidated Edison, Inc.	10,000	1,044,900
Dominion Energy, Inc.	15,900	901,053
Northwestern Energy Group, Inc.	2,400	132,792
		2,667,948
Oil, Gas & Consumable Fuels 4.3%
Cheniere Energy, Inc.	5,800	1,374,542
Chevron Corp.	6,838	934,755
Civitas Resources, Inc.	10,900	298,333
ConocoPhillips	915	78,095
EOG Resources, Inc.	21,500	2,334,255
Exxon Mobil Corp.	30,571	3,127,413
Marathon Petroleum Corp.	4,400	707,256
Peabody Energy Corp.	21,600	284,256
Permian Resources Corp.	25,800	325,338
Teekay Corp. Ltd. (Bermuda)	96,900	818,805
World Kinect Corp.	2,200	60,258
		10,343,306
Passenger Airlines 0.6%
SkyWest, Inc.*	5,100	517,395

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines (cont’d.)
Sun Country Airlines Holdings, Inc.*	12,600	$145,908
United Airlines Holdings, Inc.*	8,600	683,227
		1,346,530
Personal Care Products 0.6%
Herbalife Ltd.*	87,400	682,594
Nu Skin Enterprises, Inc. (Class A Stock)	85,500	737,865
		1,420,459
Pharmaceuticals 4.1%
Amneal Pharmaceuticals, Inc.*	44,700	327,204
Bristol-Myers Squibb Co.	19,000	917,320
Jazz Pharmaceuticals PLC*	3,000	324,210
Johnson & Johnson	25,320	3,929,917
Merck & Co., Inc.	3,100	238,204
Pfizer, Inc.	111,886	2,628,202
Phibro Animal Health Corp. (Class A Stock)	7,000	170,940
Zoetis, Inc.	8,100	1,365,903
		9,901,900
Professional Services 0.1%
Concentrix Corp.	2,100	117,527
Real Estate Management & Development 0.9%
CBRE Group, Inc. (Class A Stock)*	8,100	1,012,662
Jones Lang LaSalle, Inc.*	5,200	1,158,040
		2,170,702
Retail REITs 0.6%
Simon Property Group, Inc.	8,800	1,435,016
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	10,700	2,289,586
Applied Materials, Inc.	3,100	485,925
Broadcom, Inc.	2,100	508,347
Cirrus Logic, Inc.*	11,600	1,140,976
Lam Research Corp.	9,300	751,347
Marvell Technology, Inc.	6,000	361,140

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Micron Technology, Inc.	6,100	$576,206
MKS, Inc.	5,200	427,388
QUALCOMM, Inc.	9,600	1,393,920
		7,934,835
Software 2.7%
ACI Worldwide, Inc.*	5,500	254,430
Autodesk, Inc.*	1,200	355,344
Consensus Cloud Solutions, Inc.*	13,000	285,610
Fortinet, Inc.*	17,900	1,821,862
Gen Digital, Inc.	6,400	182,272
Olo, Inc. (Class A Stock)*	63,600	553,956
OneSpan, Inc.	35,600	567,108
Roper Technologies, Inc.	1,000	570,270
Zoom Communications, Inc. (Class A Stock)*	22,500	1,828,125
		6,418,977
Specialized REITs 0.8%
EPR Properties	2,300	128,087
National Storage Affiliates Trust	3,100	106,640
Rayonier, Inc.	4,600	109,020
VICI Properties, Inc.	49,100	1,556,961
		1,900,708
Technology Hardware, Storage & Peripherals 0.4%
HP, Inc.	16,400	408,360
Immersion Corp.	76,000	571,520
		979,880
Textiles, Apparel & Luxury Goods 0.4%
Crocs, Inc.*	7,600	775,200
G-III Apparel Group Ltd.*	9,300	270,165
		1,045,365

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Tobacco 2.9%
Altria Group, Inc.	46,100	$2,794,121
Philip Morris International, Inc.	23,443	4,233,571
		7,027,692
Trading Companies & Distributors 0.5%
United Rentals, Inc.	1,700	1,204,246
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	10,000	2,422,000

Total Common Stocks (cost $198,213,338)		237,912,430
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 1000 Value ETF (cost $719,885)	3,800	716,756

Total Long-Term Investments (cost $198,933,223)		238,629,186

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $565,534)(wb)	565,534	565,534

TOTAL INVESTMENTS 100.0% (cost $199,498,757)		239,194,720
Other assets in excess of liabilities 0.0%		69,214

Net Assets 100.0%		$239,263,934

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).